PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
in
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 60.8%
Communication Services : 7.0%
546,869
(1)
Alphabet, Inc. - Class A
$ 157,257,650
2.4
442,442  Meta Platforms, Inc. -
Class A
253,134,341
3.8
527,124
(2)
Netflix, Inc.
50,682,973
0.8
461,074,964
7.0
Consumer Discretionary : 7.4%
1,571,276
(1)(2)
Amazon.com, Inc.
327,249,652
5.0
330,732
(2)
DoorDash, Inc. - Class
A
49,659,410
0.7
821,269
Starbucks Corp.
73,577,490
1.1
248,136
(1)
Yum! Brands, Inc.
38,580,185
0.6
489,066,737
7.4
Consumer Staples : 1.6%
1,629,572
(3)
Keurig Dr Pepper, Inc.
42,906,631
0.6
64,579
(4)(5)(6)
Keurig Dr Pepper, Inc.,
Series A
64,579,000
1.0
107,485,631
1.6
Energy : 1.3%
741,791  Canadian Natural
Resources Ltd.
36,147,475
0.6
76,000
Chevron Corp.
15,724,400
0.2
104,800
ConocoPhillips
13,833,600
0.2
355,138
(3)
SLB Ltd.
18,250,542
0.3
83,956,017
1.3
Financials : 1.9%
163,841  Arthur J Gallagher &
Co.
35,484,684
0.5
153,300
JPMorgan Chase & Co.
45,094,728
0.7
229,047
(3)
Ryan Specialty
Holdings, Inc.
7,728,046
0.1
16,000
S&P Global, Inc.
6,805,440
0.1
105,472  Willis Towers Watson
PLC
30,660,710
0.5
125,773,608
1.9
Health Care : 13.2%
171,870
Abbott Laboratories
17,645,893
0.3
176,343
(2)
Alnylam
Pharmaceuticals, Inc.
58,346,608
0.9
263,963  AmerisourceBergen
Corp.
82,921,337
1.3
523,799
(2)(3)
Apogee Therapeutics,
Inc.
44,088,162
0.7
137,328
(2)
Arcellx, Inc.
15,768,001
0.2
272,292
(2)
Ascendis Pharma A/S,
ADR
62,281,349
0.9
607,185  Becton Dickinson and
Co.
95,467,698
1.5
248,524
(2)(3)
BioNTech SE, ADR
22,088,813
0.3
255,838
(2)(3)
CG oncology, Inc.
17,315,116
0.3
527,141
(2)(3)
Cytokinetics, Inc.
34,743,863
0.5
237,892
Danaher Corp.
45,104,323
0.7
326,259
(2)(3)
Dyne Therapeutics, Inc.
5,915,076
0.1
63,500
Eli Lilly & Co.
58,405,395
0.9
691,200
(2)(3)
Erasca, Inc.
11,183,616
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
138,100
(2)(3)
Kymera Therapeutics,
Inc.
$ 11,502,349
0.2
1,453,454
(3)
Revvity, Inc.
127,337,105
1.9
199,924  UnitedHealth Group,
Inc.
54,097,435
0.8
251,916
(2)(3)
Vaxcyte, Inc.
14,638,839
0.2
285,599
(2)
Waters Corp.
85,051,382
1.3
863,902,360
13.2
Industrials : 1.9%
16,361,224
(2)(3)
Aurora Innovation, Inc.
67,408,243
1.0
28,200
General Electric Co.
8,002,314
0.1
646,667
Ingersoll Rand, Inc.
51,810,960
0.8
127,221,517
1.9
Information Technology : 20.4%
487,306
(1)(2)
Advanced Micro
Devices, Inc.
99,132,660
1.5
966,755
Apple, Inc.
245,352,752
3.7
154,513
(2)
Arista Networks, Inc.
18,971,106
0.3
448,814
(3)
Bentley Systems, Inc. -
Class B
15,762,348
0.2
392,088
Broadcom, Inc.
121,355,157
1.8
17,200
(2)
Ciena Corp.
6,677,556
0.1
4,400
KLA Corp.
6,478,604
0.1
128,723  Mastercard, Inc. - Class
A
64,317,734
1.0
30,900
Micron Technology, Inc.
10,439,256
0.2
786,299
(1)
Microsoft Corp.
291,064,301
4.4
1,200,391
(1)
NVIDIA Corp.
209,348,190
3.2
808,553
(1)(2)(3)
PTC, Inc.
115,210,717
1.8
186,216  Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR
62,931,697
1.0
1,141,480
(5)(6)
Teamshares, Inc.
11,871,392
0.2
149,556
(1)
Visa, Inc. - Class A
45,201,805
0.7
120,546
(1)(2)
Workday, Inc. - Class A
15,661,336
0.2
1,339,776,611
20.4
Utilities : 6.1%
441,689
Ameren Corp.
48,550,455
0.7
3,755,668
(3)
CenterPoint Energy, Inc.
162,094,631
2.5
3,122,884
NiSource, Inc.
145,713,767
2.2
1,215,218
PPL Corp.
46,421,328
0.7
402,780,181
6.1
Total Common Stock
(Cost $4,007,957,817)
4,001,037,626
60.8
PREFERRED STOCK : 1.1%
Consumer Discretionary : 1.1%
413,251
(4)(5)
Waymo LLC., Series
A-2
69,727,841
1.1
Total Preferred Stock
(Cost $35,484,706)
69,727,841
1.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Principal
Amount † RA . Value
Percentage
of Net
Assets
U.S. TREASURY OBLIGATIONS : 17.5%
United States Treasury Notes : 17.5%
184,088,000
3.500
%,
11/30/2030 $ 180,715,451
2.7
179,383,800
3.500
%,
02/28/2031 175,915,245
2.7
114,093,000
3.625
%,
09/30/2030 112,682,436
1.7
217,543,000
3.625
%,
10/31/2030 214,759,979
3.3
78,194,000
3.625
%,
12/31/2030 77,138,687
1.2
110,791,000
3.750
%,
01/31/2031 109,856,201
1.7
122,413,100
3.750
%,
02/28/2033 119,630,114
1.8
88,062,000
3.875
%,
12/31/2032 86,794,389
1.3
69,826,000
4.000
%,
01/31/2033 69,302,305
1.1
1,146,794,807
17.5
Total U.S. Treasury
Obligations
(Cost $1,155,270,841)
1,146,794,807
17.5
BANK LOANS : 9.9%
Consumer, Cyclical : 1.2%
EUR
11,350,245  Filtration Group
Corporation, 2025
Incremental Euro
Term Loan, 5.392%,
(EUR001M+3.500%),
10/21/2028 13,142,019
0.2
24,970,713  Hilton Worldwide,
Series B-4 Term
Loan, 5.429%,
(TSFR1M+1.750%),
11/08/2030 25,046,149
0.4
16,846,713  USI, Inc., 2024-C
Term Loan, 5.950%,
(TSFR3M+2.250%),
09/29/2030 16,813,373
0.2
19,735,119  Varsity Brands LLC,
2025-2 Replacement
Term Loan, 6.450%,
(TSFR3M+2.750%),
08/26/2031 19,673,446
0.3
2,415,000
(7)
Varsity Brands LLC,
Term Loan First Lien,
08/26/2031 2,407,453
0.0
3,717,084  Wyndham Hotels &
Resort, 2024 Term
B Loan, 5.418%,
(TSFR1M+1.750%),
05/24/2030 3,733,347
0.1
80,815,787
1.2
Consumer, Non-cyclical : 0.3%
18,357,865  Icon Parent Inc.,
2025 Term Loan
(First Lien), 6.411%,
(TSFR3M+2.750%),
11/13/2031 17,640,770
0.3
Financial : 4.4%
50,879,079  AmWINS Group, Inc.,
2026 Refinancing
Term Loan, 5.668%,
(TSFR1M+2.000%),
01/30/2032 50,574,313
0.8
Principal
Amount† RA . Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Financial: (continued)
20,796,000  Bending Spoons
U.S., Amendment
No. 4 Dollar Term
Loan, 9.544%,
(TSFR1M+5.875%),
03/07/2031 $ 19,106,325
0.3
1,289,200  Bending Spoons
U.S., Tranche B
Term Loan, 9.544%,
(TSFR1M+5.875%),
03/07/2031 1,187,676
0.0
51,758,380  Broadstreet Partners,
Inc., 2025 Tranche B
Term Loan, 6.168%,
(TSFR1M+2.500%),
06/13/2031 50,535,588
0.8
24,936,063  CPI Holdco B,
LLC, 2025 Fourth
Amendment
Incremental Term
Loan, 5.668%,
(TSFR1M+2.000%),
05/17/2031 24,794,077
0.4
2,059,000  EP Wealth Advisors
LLC, Closing Date
Term Loan, 6.700%,
(TSFR3M+3.000%),
10/18/2032 2,059,000
0.0
89,364,236  Hub International
Limited, 2025
Incremental Term
Loan, 5.920%,
(TSFR3M+2.250%),
06/20/2030 89,252,530
1.4
19,797,312  Loire UK Midco 3
Limited, Facility B3
(USD), 7.668%,
(TSFR1M+4.000%),
01/21/2030 19,813,803
0.3
10,446,131  Mariner Wealth Advisors
LLC, Amendment
No. 9 Refinancing
Term Loan, 5.950%,
(TSFR3M+2.250%),
12/31/2030 10,408,588
0.2
4,287,210  Quartz AcquireCo, LLC,
Term B-2 Loan, 5.950%,
(TSFR3M+2.250%),
06/28/2030 3,617,334
0.0
16,808,697  USI, Inc., 2024-D
Term Loan, 5.950%,
(TSFR3M+2.250%),
11/21/2029 16,775,684
0.2
288,124,918
4.4

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Industrial : 1.4%
39,117,455  Filtration Group
Corporation, 2025-B
Incremental Dollar
Term Loan, 6.466%,
(TSFR1M+2.750%),
10/21/2028 $ 39,185,363
0.6
823,744  Ryan Specialty
Group, LLC, 2024
Term Loan, 5.668%,
(TSFR1M+2.000%),
09/15/2031 823,744
0.0
14,506,926  SBA Senior Finance
II LLC, Initial Term
Loan (2024), 5.420%,
(TSFR1M+1.750%),
01/25/2031 14,576,443
0.2
32,227,698  TransDigm Inc.,
New Tranche K
Term Loan, 5.918%,
(TSFR1M+2.250%),
03/22/2030 32,261,022
0.5
3,026,000  TransDigm Inc.,
Tranche N Term
Loan, 6.168%,
(TSFR1M+2.500%),
02/10/2033 3,030,254
0.1
89,876,826
1.4
Technology : 2.6%
14,745,002  Applied Systems, Inc.,
Initial Term Loan (2024)
(Second Lien), 8.200%,
(TSFR3M+4.500%),
02/23/2032 14,579,121
0.2
98,150,457  Applied Systems, Inc.,
Tranche B2, 6.172%,
(TSFR3M+2.500%),
02/24/2031 96,361,272
1.5
12,076,637  Ascend Learning,
LLC, Amendment
No. 5 Incremental
Term Loan, 6.668%,
(TSFR1M+3.000%),
12/11/2028 11,814,972
0.2
15,740,984  Epicor Software
Corporation (fka
Eagle Parent Inc.),
Term E Loan, 6.168%,
(TSFR1M+2.500%),
05/30/2031 15,451,743
0.2
16,867,030  Sophia, L.P., Initial
Term Loan (First
Lien), 6.168%,
(TSFR1M+2.500%),
10/08/2029 16,420,054
0.2
14,818,859  Storable, Inc., Initial
Term Loan (First
Lien), 6.918%,
(TSFR1M+3.250%),
04/16/2031 14,269,332
0.2
Principal
Amount† RA . Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Technology: (continued)
5,001,933  UKG Inc., 2024
Refinancing Term Loan
(First Lien), 6.167%,
(TSFR3M+2.500%),
02/10/2031 $ 4,786,224
0.1
173,682,718
2.6
Total Bank Loans
(Cost $657,150,391)
650,141,019
9.9
CORPORATE BONDS/NOTES : 8.2%
Consumer, Cyclical : 2.1%
11,422,000
(8)
Hilton Domestic
Operating Co., Inc.,
3.625%,
02/15/2032 10,390,023
0.2
8,935,000
(8)
Hilton Domestic
Operating Co., Inc.,
3.750%,
05/01/2029 8,557,321
0.1
12,275,000
(8)
Hilton Domestic
Operating Co., Inc.,
4.000%,
05/01/2031 11,530,257
0.2
8,453,000  Hilton Domestic
Operating Co., Inc.,
4.875%,
01/15/2030 8,330,001
0.1
6,740,000
(8)
Hilton Domestic
Operating Co., Inc.,
5.500%,
03/31/2034 6,590,115
0.1
8,158,000
(8)
Hilton Domestic
Operating Co., Inc.,
5.750%,
09/15/2033 8,127,612
0.1
6,073,000
(8)
Hilton Domestic
Operating Co., Inc.,
5.875%,
04/01/2029 6,135,461
0.1
5,189,000  Hilton Worldwide
Finance LLC / Hilton
Worldwide Finance
Corp., 4.875%,
04/01/2027 5,188,493
0.1
14,359,000
(8)
KFC Holding Co./Pizza
Hut Holdings LLC/Taco
Bell of America LLC,
4.750%,
06/01/2027 14,366,273
0.2
3,456,000
(8)
Life Time, Inc., 6.000%,
11/15/2031 3,485,231
0.1
2,066,000
(8)
Vail Resorts, Inc.,
5.625%,
07/15/2030 2,049,859
0.0
5,337,000
(8)
Vail Resorts, Inc.,
6.500%,
05/15/2032 5,400,217
0.1
8,476,000  Yum! Brands, Inc.,
3.625%,
03/15/2031 7,834,863
0.1
10,234,000  Yum! Brands, Inc.,
4.625%,
01/31/2032 9,779,790
0.1
7,623,000
(8)
Yum! Brands, Inc.,
4.750%,
01/15/2030 7,500,515
0.1
11,966,000  Yum! Brands, Inc.,
5.350%,
11/01/2043 11,457,683
0.2
9,172,000  Yum! Brands, Inc.,
5.375%,
04/01/2032 9,107,055
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
3,579,000  Yum! Brands, Inc.,
6.875%,
11/15/2037 $ 3,906,146
0.1
139,736,915
2.1
Consumer, Non-cyclical : 0.4%
3,081,000
(8)
Hologic, Inc., 3.250%,
02/15/2029 3,077,572
0.0
3,141,000
(8)
IQVIA, Inc., 5.000%,
05/15/2027 3,130,963
0.0
4,109,000
(8)
IQVIA, Inc., 6.500%,
05/15/2030 4,197,730
0.1
5,481,000
(8)
Korn Ferry, 4.625%,
12/15/2027 5,431,698
0.1
4,105,000  Service Corp.
International, 3.375%,
08/15/2030 3,789,867
0.1
760,000  Service Corp.
International, 4.625%,
12/15/2027 752,804
0.0
3,501,000
(3)
Service Corp.
International, 5.750%,
10/15/2032 3,498,641
0.1
3,129,000
(8)
Surgery Center
Holdings, Inc., 7.250%,
04/15/2032 3,077,131
0.0
26,956,406
0.4
Financial : 2.4%
5,029,000
(8)
AmWINS Group, Inc.,
6.375%,
02/15/2029 5,061,266
0.1
11,747,000
(8)
BroadStreet Partners,
Inc., 5.875%,
04/15/2029 11,459,694
0.2
6,813,000
(3)(8)
HUB International Ltd.,
5.625%,
12/01/2029 6,614,676
0.1
57,621,000
(8)
HUB International Ltd.,
7.250%,
06/15/2030 59,060,315
0.9
33,821,000
(8)
HUB International Ltd.,
7.375%,
01/31/2032 34,517,307
0.5
3,185,000
(8)
Ryan Specialty
Group LLC, 4.375%,
02/01/2030 3,089,517
0.0
6,695,000
(8)
Ryan Specialty LLC,
5.875%,
08/01/2032 6,622,490
0.1
11,270,000  SBA Communications
Corp., 3.125%,
02/01/2029 10,685,941
0.2
10,007,000  SBA Communications
Corp., 3.875%,
02/15/2027 9,911,236
0.1
411,000
(3)(8)
SBA Tower Trust,
6.599%,
11/15/2052 418,013
0.0
11,269,000
(8)
USI, Inc., 7.500%,
01/15/2032 11,431,375
0.2
158,871,830
2.4
Industrial : 1.5%
4,837,000
(3)
TransDigm, Inc.,
4.625%,
01/15/2029 4,755,540
0.1
4,117,000
(3)(8)
TransDigm, Inc.,
6.125%,
07/31/2034 4,054,390
0.1
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
1,185,000
(3)(8)
TransDigm, Inc.,
6.250%,
01/31/2034 $ 1,199,043
0.0
17,616,000
(8)
TransDigm, Inc.,
6.375%,
03/01/2029 17,966,787
0.3
17,638,000
(8)
TransDigm, Inc.,
6.375%,
05/31/2033 17,557,894
0.3
23,372,000
(8)
TransDigm, Inc.,
6.625%,
03/01/2032 23,865,617
0.4
2,864,000
(8)
TransDigm, Inc.,
6.750%,
08/15/2028 2,902,349
0.0
13,259,000
(8)
TransDigm, Inc.,
6.750%,
01/31/2034 13,442,704
0.2
8,889,000
(8)
TransDigm, Inc.,
7.125%,
12/01/2031 9,185,946
0.1
94,930,270
1.5
Technology : 0.5%
3,537,000
(3)(8)
Booz Allen Hamilton,
Inc., 4.000%,
07/01/2029 3,425,092
0.0
4,891,000
(3)
Booz Allen Hamilton,
Inc., 5.950%,
08/04/2033 4,999,060
0.1
918,000  Crowdstrike Holdings,
Inc., 3.000%,
02/15/2029 873,832
0.0
5,553,000
(3)(8)
Ellucian Holdings, Inc.,
6.500%,
12/01/2029 5,437,852
0.1
4,722,000
(8)
Fair Isaac Corp.,
6.000%,
05/15/2033 4,636,161
0.1
9,106,000
(3)
MSCI, Inc., 5.250%,
09/01/2035 8,923,924
0.1
5,309,000
(8)
PTC, Inc., 4.000%,
02/15/2028 5,178,170
0.1
33,474,091
0.5
Utilities : 1.3%
11,411,000
(9)
American Electric
Power Co., Inc. C,
5.800%,
03/15/2056 11,279,831
0.2
9,899,000
(9)
American Electric
Power Co., Inc. D,
6.050%,
03/15/2056 9,814,906
0.1
11,836,000
(9)
CenterPoint Energy,
Inc., 5.950%,
04/01/2056 11,734,660
0.2
7,942,000
(3)(9)
Entergy Corp., 6.100%,
06/15/2056 7,841,953
0.1
11,256,000
(3)(9)
Entergy Corp. ..,
5.875%,
06/15/2056 11,109,496
0.2
18,775,000
(3)(9)
NiSource, Inc., 5.750%,
07/15/2056 18,495,360
0.3
13,419,000
(3)(9)
Southern Co., 6.000%,
04/01/2058 13,490,884
0.2
83,767,090
1.3
Total Corporate Bonds/
Notes
(Cost $533,769,652)
537,736,602
8.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES : 0.1%
Other Asset-Backed Securities : 0.1%
4,483,800
(8)
Domino's Pizza Master
Issuer LLC 2017-
1A A23, 4.118%,
07/25/2047 $ 4,456,148
0.1
3,561,600
(8)
Domino's Pizza Master
Issuer LLC 2019-1A
A2, 3.668%,
10/25/2049 3,426,445
0.0
7,882,593
0.1
Total Asset-Backed
Securities
(Cost $7,997,182)
7,882,593
0.1
Total Long-Term
Investments
(Cost $6,397,630,589)
6,413,320,488
97.6
SHORT-TERM INVESTMENTS : 6.3%
Commercial Paper : 0.5%
2,400,000  ANZ Banking Group
Ltd.,
4.460
%,
04/20/2026 2,400,141
0.1
2,250,000  Astrazeneca PLC,
3.710
%,
06/25/2026 2,228,636
0.0
1,600,000
Chevron Corp.,
3.770
%,
05/15/2026 1,592,510
0.0
2,200,000  Commonwealth Bank
of Australia,
3.840
%,
08/19/2026 2,199,926
0.0
2,150,000  DZ Bank AG
Deutsche Zentral-
Genossenschaftsbank,
3.920
%,
08/10/2026 2,119,365
0.0
2,550,000  HSBC Bank PLC,
3.890
%,
06/17/2026 2,551,442
0.1
1,850,000  Lloyds Bank PLC,
3.870
%,
07/06/2026 1,851,060
0.0
2,300,000  Macquarie Bank Ltd.,
3.920
%,
04/07/2026 2,300,054
0.1
2,300,000
Sanofi SA,
3.800
%,
06/11/2026 2,282,713
0.0
2,400,000  Skandinaviska Enskilda
Banken AB,
3.910
%,
09/16/2026 2,402,500
0.1
1,900,000  Sumitomo Mitsui
Banking Corp.,
3.980
%,
09/23/2026 1,900,262
0.0
850,000  Sumitomo Mitsui Trust
Bank Ltd.,
3.800
%,
05/12/2026 846,223
0.0
1,850,000  Svenska
Handelsbanken AB,
3.940
%,
10/01/2026 1,852,684
0.0
2,300,000
Swedbank AB,
3.900
%,
09/16/2026 2,302,645
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Commercial Paper (continued)
1,600,000  United Overseas
Bank Ltd.,
3.650
%,
08/03/2026 $ 1,600,905
0.0
Total Commercial Paper
(Cost $30,431,066)
30,431,066
0.5
Certificates of Deposits : 0.4%
2,300,000  Bank of America N.A,
3.850
%,
09/02/2026 2,300,000
0.0
850,000  Bank of Montreal,
3.855
%,
05/19/2026 850,257
0.0
2,300,000  Bank of Nova Scotia,
3.930
%,
09/16/2026 2,302,752
0.1
1,600,000
(9)
Barclays Bank PLC,
3.883
%, (SOFRRATE +
0.250%),
04/22/2026 1,600,133
0.0
850,000  Barclays Bank PLC,
4.000
%,
09/28/2026 851,382
0.0
2,450,000  Canadian Imperial Bank
of Commerce,
3.970
%,
09/18/2026 2,450,646
0.1
2,450,000  Credit Agricole
Corporate and
Investment Bank,
3.849
%,
04/14/2026 2,450,172
0.1
950,000  Landesbank Baden-
Wurttemberg,
3.856
%,
05/18/2026 950,281
0.0
550,000  Mizuho Bank Ltd.,
3.860
%,
08/10/2026 550,352
0.0
1,850,000
(9)
MUFG Bank Ltd. Ycd,
3.986
%, (SOFRRATE +
0.350%),
09/10/2026 1,850,027
0.0
1,550,000
Natixis S.A.,
3.853
%,
05/04/2026 1,550,157
0.0
1,850,000  Oversea Chinese
Banking Corp. Ltd.,
4.001
%,
05/22/2026 1,850,601
0.0
2,500,000  Societe Generale S.A.,
3.878
%,
05/12/2026 2,500,700
0.1
1,650,000  Sumitomo Mitsui Trust
Bank Ltd.,
3.820
%,
09/02/2026 1,651,186
0.0
550,000  Svenska
Handelsbanken AB,
3.867
%,
05/26/2026 550,200
0.0
2,200,000  Toronto-Dominion Bank,
3.820
%,
09/11/2026 2,198,618
0.0
1,550,000
(9)
Wells Fargo Bank
NA CD,
3.940
%,
(SOFRRATE +
0.310%),
05/28/2026 1,550,596
0.0
Total Certificates of
Deposits
(Cost $28,008,060)
28,008,060
0.4

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements : 3.7%
19,903,535
(10)
ASL Capital Markets
Inc., Repurchase
Agreement dated
03/31/2026, 3.700%,
due 04/01/2026
(Repurchase Amount
$19,905,553,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 3.360%-
7.000%, Market Value
plus accrued interest
$20,301,606, due
07/01/30-07/15/59)
$ 19,903,535
0.3
12,628,460
(10)
Bethesda Securities,
Repurchase
Agreement dated
03/31/2026, 3.730%,
due 04/01/2026
(Repurchase Amount
$12,629,751,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 3.066%-
5.210%, Market Value
plus accrued interest
$12,881,029, due
08/01/31-01/20/56)
12,628,460
0.2
1,499,406
(10)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
03/31/2026, 3.670%,
due 04/01/2026
(Repurchase
Amount $1,499,557,
collateralized by various
U.S. Government
Agency Obligations,
2.000%-7.000%, Market
Value plus accrued
interest $1,529,394, due
05/12/27-02/20/66)
1,499,406
0.0
1,133,499
(10)
Jefferies LLC,
Repurchase
Agreement dated
03/31/2026, 3.680%,
due 04/01/2026
(Repurchase
Amount $1,133,613,
collateralized by various
U.S. Government
Securities, 0.000%-
3.875%, Market Value
plus accrued interest
$1,156,169, due
06/25/26-02/15/43)
1,133,499
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
6,771,090
(10)
Jefferies LLC,
Repurchase
Agreement dated
03/31/2026, 3.720%,
due 04/01/2026
(Repurchase
Amount $6,771,780,
collateralized by various
U.S. Government
Agency Obligations,
0.000%-7.000%, Market
Value plus accrued
interest $6,906,524, due
06/22/26-03/15/66)
$ 6,771,090
0.1
30,850,371
(10)
Marex Capital Markets
Inc., Repurchase
Agreement dated
03/31/2026, 3.730%,
due 04/01/2026
(Repurchase Amount
$30,853,524,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 3.000%-
7.000%, Market Value
plus accrued interest
$31,467,378, due
08/31/29-04/01/56)
30,850,371
0.5
32,792,357
(10)
Mirae Asset Securities
(USA), Inc., Repurchase
Agreement dated
03/31/2026, 3.730%,
due 04/01/2026
(Repurchase Amount
$32,795,708,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$33,451,670, due
05/31/26-03/01/56)
32,792,357
0.5
18,190,143
(10)
National Bank Financial
Inc., Repurchase
Agreement dated
03/31/2026, 3.710%,
due 04/01/2026
(Repurchase Amount
$18,191,992,
collateralized by various
U.S. Government
Securities, 0.000%-
4.625%, Market Value
plus accrued interest
$18,553,946, due
04/01/26)
18,190,143
0.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
68,107,594
(10)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
03/31/2026, 3.660%,
due 04/01/2026
(Repurchase Amount
$68,114,423,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$69,469,751, due
05/05/26-01/15/66)
$ 68,107,594
1.0
51,684,827
(10)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
03/31/2026, 3.780%,
due 04/01/2026
(Repurchase Amount
$51,690,180,
collateralized by various
U.S. Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$52,635,953, due
04/15/28-02/15/56)
51,684,827
0.8
Total Repurchase
Agreements
(Cost $243,561,282)
243,561,282
3.7
Corporate Bonds/Notes : 0.0%
1,050,000
(9)(10)
Cooperatieve
Rabobank UA,
4.277
%,
(SOFRINDX + 0.620%),
08/28/2026 1,051,036
0.0
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1.7%
113,727,067
(11)
T. Rowe Price
Government Reserve
Investment Fund,
3.720%
(Cost $113,727,067) $ 113,727,067 1.7
Total Short-Term
Investments
(Cost $416,778,511)
$ 416,778,511
6.3
Total Investments in
Securities
(Cost $6,814,409,100) $ 6,830,098,999 103.9
Liabilities in Excess of
Other Assets (254,517,438) (3.9)
Net Assets $ 6,575,581,561 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
All or a portion of this security is pledged to cover open written call options at March 31, 2026.
(2)
Non-income producing security.
(3)
Security, or a portion of the security, is on loan.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2026, the Portfolio held restricted securities with a fair value of $146,178,233 or 2.2% of net assets. Please refer to the table below for additional details.
(6)
Represents a commitment for future funding.
(7)
Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(8)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(9)
Variable rate security. Rate shown is the rate in effect as of March
31, 2026.
(10)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(11)
Rate shown is the 7-day yield as of March 31, 2026.
Currency Abbreviations:
EUR EU Euro
Reference Rate Abbreviations:
SOFRRATE 1-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 461,074,964 $ — $ — $ 461,074,964
Consumer Discretionary 489,066,737 — — 489,066,737
Consumer Staples 42,906,631 — 64,579,000 107,485,631
Energy 83,956,017 — — 83,956,017
Financials 125,773,608 — — 125,773,608
Health Care 863,902,360 — — 863,902,360
Industrials 127,221,517 — — 127,221,517
Information Technology 1,339,776,611 — — 1,339,776,611
Utilities 402,780,181 — — 402,780,181
Total Common Stock 3,936,458,626 — 64,579,000 4,001,037,626
Asset-Backed Securities — 7,882,593 — 7,882,593
Bank Loans — 650,141,019 — 650,141,019
Corporate Bonds/Notes — 537,736,602 — 537,736,602
Preferred Stock — — 69,727,841 69,727,841
Short-Term Investments 113,727,067 303,051,444 — 416,778,511
U.S. Treasury Obligations — 1,146,794,807 — 1,146,794,807
Total Investments, at fair value $ 4,050,185,693 $ 2,645,606,465 $ 134,306,841 $ 6,830,098,999
Liabilities Table
Other Financial Instruments+
Written Options $ — $ (15,882,186) $ — $ (15,882,186)
Total Liabilities $ — $ (15,882,186) $ — $ (15,882,186)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2026, VY
®
T. Rowe Price Capital Appreciation Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Keurig Dr Pepper, Inc., Series A 12/24/2025 $ 64,579,000 $ 64,579,000
Teamshares, Inc. 11/14/2025 10,501,616 11,871,392
Waymo LLC., Series A-2 5/8/2020 35,484,706 69,727,841
$ 110,565,322 $ 146,178,233
At March 31, 2026, the following OTC written equity options were outstanding for VY
®
T. Rowe Price Capital Appreciation Portfolio:
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
Advanced Micro
Devices, Inc.
JPMorgan Chase
Bank N.A. Call 01/15/27 USD 310.000 167 USD 3,397,281 $ 647,197 $ (239,795)
Advanced Micro
Devices, Inc.
JPMorgan Chase
Bank N.A. Call 01/15/27 USD 320.000 167 USD 3,397,281 604,662 (217,204)
Alphabet, Inc. - Class A
JPMorgan Chase
Bank N.A. Call 01/15/27 USD 360.000 134 USD 3,843,924 327,461 (193,796)
Alphabet, Inc. - Class A
JPMorgan Chase
Bank N.A. Call 01/15/27 USD 370.000 134 USD 3,843,924 290,327 (166,793)
Alphabet, Inc. - Class A
JPMorgan Chase
Bank N.A. Call 01/15/27 USD 380.000 134 USD 3,843,924 257,284 (143,377)
Alphabet, Inc. - Class A
JPMorgan Chase
Bank N.A. Call 01/15/27 USD 400.000 251 USD 7,200,186 690,775 (198,045)
Alphabet, Inc. - Class A
JPMorgan Chase
Bank N.A. Call 01/15/27 USD 415.000 251 USD 7,200,186 594,298 (157,542)

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
Alphabet, Inc. - Class A
UBS Securities LLC Call 01/15/27 USD 340.000 136 USD 3,901,296 $ 374,201 $ (264,094)
Alphabet, Inc. - Class A
UBS Securities LLC Call 01/15/27 USD 350.000 136 USD 3,901,296 338,830 (228,153)
Alphabet, Inc. - Class A
UBS Securities LLC Call 01/15/27 USD 360.000 136 USD 3,901,296 306,181 (196,689)
Apple, Inc.
Bank of America N.A. Call 01/15/27 USD 300.000 406 USD 10,303,874 581,193 (459,192)
Broadcom, Inc.
Goldman Sachs & Co. Call 01/15/27 USD 390.000 253 USD 7,830,603 1,186,271 (703,750)
Broadcom, Inc.
Goldman Sachs & Co. Call 01/15/27 USD 410.000 253 USD 7,830,603 1,041,735 (586,476)
Cencora, Inc.
Goldman Sachs & Co. Call 01/15/27 USD 390.000 100 USD 3,141,400 235,303 (102,485)
Cencora, Inc.
Goldman Sachs & Co. Call 01/15/27 USD 400.000 100 USD 3,141,400 205,385 (83,328)
DoorDash, Inc. - Class
A
Nomura Securities
International Inc. Call 01/15/27 USD 230.000 170 USD 2,552,550 530,740 (179,297)
General Electric Co.
National Financial
Services LLC Call 01/15/27 USD 330.000 141 USD 523,956 363,780 (321,353)
General Electric Co.
National Financial
Services LLC Call 01/15/27 USD 340.000 141 USD 523,956 311,892 (277,415)
Ingersoll Rand, Inc.
Goldman Sachs & Co. Call 01/15/27 USD 95.000 164 USD 1,313,968 129,399 (90,406)
Ingersoll Rand, Inc.
Goldman Sachs & Co. Call 01/15/27 USD 95.000 134 USD 1,073,608 95,856 (73,868)
Ingersoll Rand, Inc.
Goldman Sachs & Co. Call 01/15/27 USD 95.000 113 USD 905,356 84,327 (62,292)
Ingersoll Rand, Inc.
Goldman Sachs & Co. Call 01/15/27 USD 100.000 164 USD 1,313,968 101,993 (69,647)
Ingersoll Rand, Inc.
Goldman Sachs & Co. Call 01/15/27 USD 100.000 134 USD 1,073,608 75,561 (56,907)
Ingersoll Rand, Inc.
Goldman Sachs & Co. Call 01/15/27 USD 100.000 113 USD 905,356 63,825 (47,989)
JPMorgan Chase &
Co.
Wells Fargo
Securities LLC Call 01/15/27 USD 330.000 143 USD 4,185,038 264,550 (244,114)
JPMorgan Chase &
Co.
Wells Fargo
Securities LLC Call 01/15/27 USD 330.000 114 USD 3,336,324 242,421 (194,608)
JPMorgan Chase &
Co.
Wells Fargo
Securities LLC Call 01/15/27 USD 350.000 114 USD 3,336,324 170,360 (124,734)
KLA Corp.
Barclays Bank PLC Call 01/15/27 USD 1,840.000 22 USD 3,239,302 500,434 (344,993)
KLA Corp.
Barclays Bank PLC Call 01/15/27 USD 1,900.000 22 USD 3,239,302 458,634 (310,349)
Mastercard, Inc. -
Class A
Barclays Bank PLC Call 06/18/26 USD 670.000 138 USD 6,895,308 225,216 (2,050)
Mastercard, Inc. -
Class A
Barclays Bank PLC Call 01/15/27 USD 570.000 66 USD 3,297,756 229,869 (166,489)
Mastercard, Inc. -
Class A
Barclays Bank PLC Call 01/15/27 USD 580.000 109 USD 5,446,294 330,027 (240,651)
Mastercard, Inc. -
Class A
Barclays Bank PLC Call 01/15/27 USD 600.000 109 USD 5,446,294 265,592 (182,023)
Mastercard, Inc. -
Class A
Barclays Bank PLC Call 01/15/27 USD 600.000 66 USD 3,297,756 163,750 (110,216)
Netflix, Inc.
JPMorgan Chase
Bank N.A. Call 01/15/27 USD 96.000 834 USD 8,018,910 678,876 (1,205,780)
Netflix, Inc.
JPMorgan Chase
Bank N.A. Call 01/15/27 USD 96.000 855 USD 8,220,825 621,585 (1,236,141)
Netflix, Inc.
JPMorgan Chase
Bank N.A. Call 01/15/27 USD 98.000 833 USD 8,009,295 626,416 (1,120,708)
Netflix, Inc.
JPMorgan Chase
Bank N.A. Call 01/15/27 USD 98.000 856 USD 8,230,440 570,952 (1,151,671)
Netflix, Inc.
JPMorgan Chase
Bank N.A. Call 01/15/27 USD 100.000 833 USD 8,009,295 580,601 (1,041,112)
Netflix, Inc.
JPMorgan Chase
Bank N.A. Call 01/15/27 USD 100.000 856 USD 8,230,440 523,872 (1,069,858)
S&P Global, Inc.
Barclays Bank PLC Call 01/15/27 USD 590.000 80 USD 3,402,720 194,437 (73,785)
S&P Global, Inc.
Barclays Bank PLC Call 01/15/27 USD 610.000 80 USD 3,402,720 145,995 (58,072)
Starbucks Corp.
UBS Securities LLC Call 01/15/27 USD 105.000 519 USD 4,649,721 431,658 (288,715)
Starbucks Corp.
UBS Securities LLC Call 01/15/27 USD 105.000 145 USD 1,299,055 114,808 (80,662)
Starbucks Corp.
UBS Securities LLC Call 01/15/27 USD 105.000 145 USD 1,299,055 111,425 (80,662)
Starbucks Corp.
UBS Securities LLC Call 01/15/27 USD 110.000 519 USD 4,649,721 347,035 (220,112)
Starbucks Corp.
UBS Securities LLC Call 01/15/27 USD 110.000 145 USD 1,299,055 93,174 (61,496)
Starbucks Corp.
UBS Securities LLC Call 01/15/27 USD 110.000 145 USD 1,299,055 90,292 (61,496)
Starbucks Corp.
UBS Securities LLC Call 01/15/27 USD 115.000 145 USD 1,299,055 70,089 (46,683)
Starbucks Corp.
UBS Securities LLC Call 01/15/27 USD 115.000 145 USD 1,299,055 67,532 (46,683)
Visa, Inc. - Class A
Citigroup Global
Markets Call 01/15/27 USD 345.000 85 USD 2,569,040 185,980 (130,209)
Visa, Inc. - Class A
Citigroup Global
Markets Call 01/15/27 USD 365.000 85 USD 2,569,040 126,140 (82,322)

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2026 :
* Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
** No quantitative unobservable inputs significant to the valuation technique were created by the Portfolio’s management.
*** Unobservable inputs were weighted by the relative fair value of the instruments.
**** Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
Visa, Inc. - Class A
Goldman Sachs & Co. Call 06/18/26 USD 395.000 207 USD 6,256,368 $ 235,359 $ (2,356)
Visa, Inc. - Class A
National Financial
Services LLC Call 01/15/27 USD 360.000 153 USD 4,624,272 276,471 (166,972)
Visa, Inc. - Class A
National Financial
Services LLC Call 01/15/27 USD 375.000 153 USD 4,624,272 203,031 (115,662)
Yum! Brands, Inc.
UBS Securities LLC Call 01/15/27 USD 165.000 278 USD 4,322,344 221,463 (296,255)
Yum! Brands, Inc.
UBS Securities LLC Call 01/15/27 USD 180.000 140 USD 2,176,720 96,744 (76,227)
Yum! Brands, Inc.
UBS Securities LLC Call 01/15/27 USD 180.000 35 USD 544,180 25,106 (19,057)
Yum! Brands, Inc.
UBS Securities LLC Call 01/15/27 USD 180.000 36 USD 559,728 23,314 (19,601)
Yum! Brands, Inc.
UBS Securities LLC Call 01/15/27 USD 185.000 140 USD 2,176,720 78,673 (59,562)
Yum! Brands, Inc.
UBS Securities LLC Call 01/15/27 USD 185.000 35 USD 544,180 20,447 (14,891)
Yum! Brands, Inc.
UBS Securities LLC Call 01/15/27 USD 185.000 36 USD 559,728 18,861 (15,316)
$ 19,069,665 $ (15,882,186)
Investments, at fair value
Fair Value at
March 31, 2026
Valuation
Technique(s) *
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Inputs ***
Impact to Valuation
from an Increase in
Input ****
Common Stocks $64,579,000 Market Approach Recent Comparable
Transaction Price(s)
—** —** —**
Preferred Stocks $69,727,841 Market Approach Recent Comparable
Transaction Price(s)
—** —** —**
Total Investments, at fair value $134,306,841
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2026
:
Common Stocks Preferred Stocks Total
Beginning balance at December 31, 2025 $ — $ 64,120,025 $ 64,120,025
Purchases 40,562,080 — 40,562,080
Sales — — —
Accrued discounts/(premiums) — — —
Total realized gain (loss) — — —
Net change in unrealized appreciation (depreciation) 470,920 5,607,816 6,078,736
Transfers into Level 3 23,546,000 — 23,546,000
Transfers out of Level 3 — — —
Ending balance at March 31, 2026
$ 64,579,000 $ 69,727,841 $ 134,306,841
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of March 31, 2026 $ 470,920 $ 5,607,816 $ 6,078,736
Currency Abbreviations:
USD
—
United States Dollar

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 276,667,759
Gross Unrealized Depreciation (260,977,860)
Net Unrealized Appreciation $ 15,689,899